Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 34,640,000	$ 52,900,000
Amount of Additional Borrowing Capacity	240,200,000	$ 195,700,000
Federal Home Loan Bank Advances November 29, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 5,000,000
Advances from FHLB, Interest Rate at Period End	4.025%
Federal Home Loan Bank Advances May 24, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 7,900,000
Advances from FHLB, Interest Rate at Period End	4.375%
Federal Home Loan Bank Advances July 25, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 5,000,000
Advances from FHLB, Interest Rate at Period End	4.396%